SIMT Small Cap Fund
SIMT Small Cap Fund
Investment Goal
Capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SIMT Small Cap Fund Class Y
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIMT Small Cap Fund Class Y
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.33%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	0.99%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIMT Small Cap Fund Class Y	101	315	547	1,213

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (both common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indices and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $35.70 million and $5.27 billion as of December 31, 2013), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in warrants and, to a lesser extent, in securities of large capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing its portion of the Fund's assets, each Sub-Adviser generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information

As of October 14, 2014, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past four calendar years and by showing how the Fund's Class A Shares' average annual returns for 1 year and since the Fund's Class A Shares' inception compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.32% (12/31/11) Worst Quarter: -23.12% (09/30/11) The Fund's Class A total return (pre-tax) from January 1, 2014 to June 30, 2014 was 2.44%.
Average Annual Total Returns (for the periods ended December 31, 2013)

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2013 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns SIMT Small Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIMT Small Cap Fund - Class A	Return Before Taxes	42.10%	17.03%	Sep. 30, 2009
After Taxes on Distributions SIMT Small Cap Fund - Class A	Return After Taxes on Distributions	39.40%	14.80%
After Taxes on Distributions and Sale of Fund Shares SIMT Small Cap Fund - Class A	Return After Taxes on Distributions and Sale of Fund Shares	24.99%	13.15%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	38.82%	18.26%	Sep. 30, 2009